UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2004


Item 1. Report to Stockholders.

Calvert

Investments that make a difference (R)

E-Delivery Sign-up -- details inside

September 30, 2004

Annual Report

Calvert Large Cap

Growth Fund

Table of Contents

President's Letter

1

Social Update

4

Portfolio Management Discussion

5

Shareholder Expense Example

9

Report of Independent Registered Public Accounting Firm

11

Statement of Net Assets

12

Statement of Operations

17

Statements of Changes in Net Assets

18

Notes to Financial Statements

19

Financial Highlights

24

Explanation of Financial Tables

28

Proxy Voting and Availability of Quarterly Portfolio Holdings

30

Director and Officer Information Table

32

Dear Shareholder:

Through the reporting year ended September 30, 2004, economic growth and corporate profits have maintained strength, though markets have certainly been influenced by concerns about the war in Iraq, record oil prices, the U.S. Presidential election, and rising interest rates.

Against this backdrop, equities (as measured by the S&P 500) posted healthy 12-month returns of 13.86%, while the smaller-capitalization Russell 2000™ Index appreciated by 18.77% for the same period. Generally, value funds performed better than growth funds during this 12-month period.1 On the international front, overseas stocks (as measured by the MSCI EAFE™ Index), generally outperformed their U.S. counterparts, boosted in part by currency exchange rates.

Notably, the majority of gains in U.S. stocks occurred between October and December of 2003. With the new calendar year, caution over political and macroeconomic events resulted in a pull-back from stock investors' risk-embracing attitudes and a flatter stock market for most of 2004.

In the market overall, lower-quality stocks led domestic-equity returns in 2003, and -- as our shareholders know and we believe appreciate -- our equity funds favor higher-quality stocks. We have begun to witness the reversing of this trend in 2004 as higher-quality stocks have gained some ground, an environment that gives us cause for optimism looking forward.

Two Additions to Our Fund Family

I'm proud to announce the fourth-quarter 2004 launch of two new Calvert funds--the Calvert Small Cap Value Fund and the Calvert Mid Cap Value Fund--offering investors additional diversification opportunities within the Calvert family of funds. Both are managed by Chicago-based Channing Capital Management LLC, whose founding principal Eric McKissack is formerly of Ariel Capital Management. At Ariel, Mr. McKissack was the lead manager of the Ariel Appreciation Fund, a mid-cap value portfolio. We believe the combination of Channing Capital's investment expertise and Calvert's industry-leading corporate social research make these attractive products for investors.

Other Calvert Initiatives

Calvert continued this year to strive toward our dual goals of favorable investment results and positive environmental, corporate governance, and social impact.

In June 2004, we launched the Calvert Women's Principles, the first global code of conduct for corporations that's focused on addressing gender inequalities and empowering, advancing, and investing in women worldwide. This landmark initiative has been making headlines in media in the U.S. and abroad, including The Wall Street Journal, BusinessWeek, The Christian Science Monitor, NPR Marketplace Morning Report, and Associated Press Worldstream.

On the shareholder advocacy front, we made significant inroads during the 2004 proxy season in the areas of board diversity and corporate disclosure of key environmental information. Of the 34 shareholder resolutions filed by Calvert, 16 were successfully withdrawn after the companies agreed to the terms of their respective resolutions. Half of the companies agreed to disclose key social and environmental information, and six firms agreed to make amendments to their nominating committee charter to formalize a commitment to hire and retain qualified directors from diverse backgrounds.

With the introduction of several innovative tools for advisors and investors, Calvert once again received awards in 2004 for Web marketing excellence from the Web Marketing Association and Dalbar, a leading financial-services market research firm.

Maintain a Long-Term Outlook

As always, we encourage our shareholders to keep their long-term investment objectives front and center, avoiding reactions to short-term market and economic developments. Maintaining a sound, diversified strategy based on personal goals, individual risk tolerance, and investment time horizon is a time-tested, prudent approach. Working with a financial professional can help you gain important insights into investment markets, personal investment planning, and the discipline it takes to stay with a thoughtful strategy. Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.

October 2004

1. For the 12-month period ended September 30, 2004, the Russell 3000 Value Index returned 20.89% versus 7.82% for the Russell 3000 Growth Index.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social Update

from the Calvert Social Research Department

Shareholder Activism

Calvert shareholder activism focuses on supporting good companies that can become even better at helping create a fair, sustainable society.

Our advocacy efforts for the just-completed activism season included filing a record 34 shareholder proposals, of which 16 were successfully withdrawn when the companies agreed to our requests. Of the remaining proposals, three received SEC exemptions, 12 went to vote, two were not officially presented, and one is to be voted on in November 2004. Key themes for this year's efforts were board diversity and social/environmental disclosure.

Board Diversity

Six of ten companies agreed to shareholder proposal requests that Calvert's Model Nominating Committee Charter Language on Board Diversity be adopted. The language helps ensure that women and minority candidates be included in every director search.

Social/Environmental Disclosure

Fourteen resolutions asked companies to prepare sustainability reports based on Global Reporting Initiative guidelines for voluntary corporate reporting on the economic, environmental, and social impacts of operations. We've been able to withdraw half of these resolutions after companies agreed to reporting. On resolutions that went to vote, support ranged from 20.3% to 42.2%.

Up next in our advocacy efforts: a focus on companies' adopting greenhouse-gas-emission reduction targets.

New Global Initiative

Launched in June 2004 as a joint initiative between Calvert and the United Nations Development Fund for Women (UNIFEM), the Calvert Women's Principles is the first global code of corporate conduct focused exclusively on empowering, advancing, and investing in women. As UNIFEM Executive Director Noeleen Heyzer noted, this code "...will provide a concrete set of indicators for tracking the progress of gender justice in the corporate community."

Portfolio Management Discussion

John Montgomery

of Bridgeway Capital Management

Performance

Calvert Large Cap Growth Fund Class A shares returned 15.55% for the year ended September 30, 2004, leading both the S&P 500 Index (+13.86%) and its peer group, as measured by the Lipper Multi-Cap Growth Average (+9.64%). This is the fourth consecutive fiscal year in which the Fund has beaten its Lipper peer group.

Investment Climate

After being on a roll for six consecutive quarters, market momentum stalled in the third quarter of 2004, as investor confidence waned. For the quarter ended September 30, the average U.S. diversified stock fund decreased 2.8%, according to Lipper, giving back most of the positive performance from the previous two quarters. Investors seemed to be hesitant given the uncertainty of the imminent Presidential election, the war in Iraq, and widespread concerns about economic issues, including escalating oil prices, sluggish retail sales, and corporate layoffs.

Based on Lipper's reports, our area of the market -- large-cap growth stocks -- trailed all other areas, some by as much as 16% for this fiscal year. Value stocks trounced growth stocks by heavy margins, while small-cap value and core stocks continued their 20%-plus average returns from 2003. However, we do not expect this trend to continue, believing large-cap and growth-oriented stocks are overdue for their day in the sun.

Portfolio Statistics

September 30, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	9/30/04	9/30/04
Class A	(1.85%)	15.55%
Class B	(2.29%)	14.49%
Class C	(2.36%)	14.38%
Class I	(1.58%)	16.26%
S&P 500
Index*	(0.18%)	13.86%
Lipper Multi-Cap
Growth Funds Avg.*	(3.83%)	9.64%

Asset Allocation

Stocks		93%
Cash or Cash Equivalents		7%
Total		100%

Past performance is no guarantee of future results.

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

* Source: Lipper Analytical Services, Inc.

Portfolio Strategy

What Worked in 2004

In spite of our focus on growth stocks and large-cap stocks, we achieved market-beating performance for this fiscal year. Our ongoing goal of being fully invested in the market certainly played a role in our strategy. Likewise, our Fund maintained healthy allocations to sectors that performed well, namely Telecommunications, Retail, and Computers. Although our Fund may only hold a maximum of 10% in foreign companies, our few foreign companies also contributed to our market-beating performance.

Looking at the portfolio as a whole, our strong performers in a diversity of industries were Research in Motion Ltd. and Tele. LM Ericsson in Producer Durables, FleetBoston Financial Corp. and SouthTrust Corp. in Financial Services, and Deutsche Telekon AG in Utilities.

What Didn't Work in 2004

Our worst-performing stock for the year was Knight Trading Group, Inc., which unfortunately declined 35.16% during the fiscal year. The price dropped steadily after the company's December quarter earnings did not meet Wall Street earnings expectations. Their report disclosed that almost 50% of earnings were derived from hedge-fund subsidiary operations instead of the company's main business. This resulted in a 14% price drop in one day in January, a substantial hit. By fiscal-year end, we had divested all our holdings in Knight Trading. Interestingly, our single best performer, Research in Motion, made up for the red ink of our seven worst-performing stocks. In addition to Knight Trading, these included Intel Corp., Red Hat Inc., Broadcom Corp., and AU Optronics Corp. in Technology as well as Medimmune Inc. in Health Care.

Portfolio Statistics

% of Total
Economic Sectors	Investments
Auto & Transportation	5.2%
Consumer Discretionary	23.3%
Consumer Staples	4.1%
Financial Services	11.7%
Health Care	12.1%
Materials & Processing	1.2%
Non Equity Securities	7.2%
Other	1.0%
Other Energy	1.0%
Producer Durables	9.5%
Technology	18.2%
Utilities	5.5%
100%

Outlook

The U.S. Presidential election, the impact of war, a wavering economy, and environmental issues have certainly been on investors' minds this last year. Bridgeway's investment process, guided by emotion-free quantitative decision-making, held strong as we remained fully invested. Industry-leading social research and shareholder activism contributed positively to this Fund's investment strategy and historical results, and we expect them to continue doing so in the future. While we remain concerned about problems and crises nationally and internationally, we are optimistic about our nation's ability to move in a positive direction.

October 2004

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Statistics

September 30, 2004

Average Annual Total Returns

(with max. load)

Class A Shares*
One year	10.07%
Five year	0.69%
Ten Year	10.84%

Class B Shares
One year	9.49%
Since inception	(6.69%)
(10/31/00)

Class C Shares
One year	13.38%
Since inception	(5.88%)
(10/31/00)

Class I Shares*
One year	16.26%
Five year	2.15%
Ten Year	11.65%

Ten Largest Stock Holdings

% of Net Assets

Research in Motion Ltd.	3.3%
Autodesk. Inc.	2.4%
Pfizer, Inc.	2.0%
FedEx Corp.	2.0%
Starbucks Corp.	2.0%
Home Depot, Inc.	2.0%
American International Group, Inc.	1.9%
Juniper Networks, Inc.	1.9%
eBay, Inc.	1.9%
Safeco Corp.	1.8%
Total	21.2%

* Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc.

("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The performance results prior to10/31/00 for Class A Shares and Class I Shares of the

Calvert Large Cap Growth Fund reflect the performance of Bridgeway. Past performance is no guarantee of future results.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & Class I shares is plotted in the line graph. The value of an investment in another class of shares would be different depending on sales charges and expenses. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose account balance is less than $1,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/04	9/30/04	4/1/04 - 9/30/04
Class A
Actual	$1,000.00	$981.50	$7.87
Hypothetical	$1,000.00	$1,017.06	$8.01
(5% return per year before taxes)
Class B
Actual	$1,000.00	$977.10	$12.75
Hypothetical	$1,000.00	$1,012.11	$12.97
(5% return per year before taxes)
Class C
Actual	$1,000.00	$976.40	$12.77
Hypothetical	$1,000.00	$1,012.07	$13.00
(5% return per year before taxes)
Class I
Actual	$1,000.00	$984.20	$4.82
Hypothetical	$1,000.00	$1,020.14	$4.91
(5% return per year before taxes)

* Expenses are equal to the Fund's annualized expense ratio of 1.59%, 2.58%, 2.59%, and 0.97%, for Class A, Class B, Class C and Class I respectively, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Calvert Impact Fund, Inc. and Shareholders of Calvert Large Cap Growth Fund:

We have audited the accompanying statement of net assets of the Calvert Large Cap Growth Fund, one of the funds in Calvert Impact Fund, Inc., as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 2001 and June 30, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated November 16, 2001. The financial highlights for the periods presented prior to June 30, 2001, were audited by other auditors, whose report, dated August 16, 2000, expressed and unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Large Cap Growth Fund as of September 30, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, PA

November 22, 2004

Statement of Net Assets

September 30, 2004

Equity Securities - 98.2%	Shares	Value
Advertising Agencies - 0.8%
Lamar Advertising Co.*	25,400	$1,056,894

Air Transportation - 2.0%
FedEx Corp.	29,900	2,562,131

Automobiles - 1.1%
Toyota Motor Corp. (ADR)	18,800	1,435,944

Banks - New York City - 0.5%
J.P. Morgan Chase & Co.	17,200	683,356

Banks - Outside New York City - 1.5%
Bank of America Corp.	17,768	769,887
US Bancorp	39,400	1,138,660
		1,908,547

Biotechnology - Research & Production - 3.2%
Amgen, Inc.*	33,100	1,876,108
Biogen Idec, Inc.*	36,200	2,214,354
		4,090,462

Chemicals - 0.2%
Ecolab, Inc.	8,000	251,520

Communications & Media - 1.1%
Time Warner, Inc.*	84,000	1,355,760

Communications Technology - 6.7%
Cisco Systems, Inc.*	48,100	870,610
Juniper Networks, Inc.*	102,833	2,426,859
NCR Corp.*	29,900	1,482,741
Qualcomm, Inc.	47,800	1,866,112
Tellabs, Inc.*	205,700	1,890,383
		8,536,705

Computer - Services, Software & Systems - 5.6%
Adobe Systems, Inc.	39,100	1,934,277
Affiliated Computer Services, Inc.*	6,400	356,288
Autodesk, Inc.	63,600	3,092,868
Symantec Corp.*	32,900	1,805,552
		7,188,985

Computer Technology - 3.9%
Apple Computer, Inc.*	53,100	2,057,625
Dell, Inc.*	53,400	1,901,040
International Business Machines Corp.	12,700	1,088,898
		5,047,563

Consumer Electronics - 3.0%
Harman International Industries, Inc.	17,600	$1,896,400
Yahoo!, Inc.*	58,800	1,993,908
		3,890,308

Consumer Products - 1.6%
Gillette Co.	47,700	1,990,998

Cosmetics - 0.6%
Estee Lauder Co.'s, Inc.	19,200	802,560

Diversified Financial Services - 1.5%
Goldman Sachs Group, Inc.	20,100	1,874,124

Diversified Production - 0.7%
Danaher Corp.	16,600	851,248

Drug & Grocery Store Chains - 3.6%
CVS Corp.	28,500	1,200,705
Smart & Final, Inc.*	72,900	1,221,804
Walgreen Co.	59,600	2,135,468
		4,557,977

Drugs & Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	78,600	1,860,462
Eon Labs, Inc.*	32,700	709,590
Johnson & Johnson	2,744	154,569
Pfizer, Inc.	84,200	2,576,520
		5,301,141

Electronic Equipment & Components - 0.4%
Molex, Inc.	17,300	515,886

Electronics - 0.9%
Flir Systems, Inc.*	19,900	1,164,150

Electronics - Medical Systems - 1.5%
Medtronic, Inc.	37,100	1,925,490

Electronics - Semiconductors / Components - 1.6%
Linear Technology Corp.	22,800	826,272
Marvell Technology Group Ltd.*	47,900	1,251,627
		2,077,899

Electronics - Technology - 0.5%
AU Optronics Corp. (ADR)	48,300	604,716

Financial Data Processing Services - 0.4%
First Data Corp.	10,854	472,149

Financial Information Services - 1.3%
Moody's Corp.	13,700	1,003,525
Reuters Group plc (ADR)	20,600	700,812
		1,704,337

Financial Miscellaneous - 0.1%
Fannie Mae	1,371	$86,921

Healthcare Services - 1.7%
Anthem, Inc.*	22,000	1,919,500
Express Scripts, Inc.*	4,600	300,564
		2,220,064

Home Building - 0.6%
DR Horton, Inc.	24,705	817,983

Household Equipment & Products - 1.4%
Black & Decker Corp.	23,000	1,781,120

Identify Control & Filter Devices - 0.7%
Parker Hannifin Corp.	14,200	835,812

Insurance - Multi-Line - 5.2%
Aflac, Inc.	11,500	450,915
American International Group, Inc.	36,300	2,468,037
Hartford Financial Services, Inc.	22,100	1,368,653
Safeco Corp.	51,200	2,337,280
		6,624,885

Insurance - Property & Casualty - 1.0%
Progressive Corp.	15,500	1,313,625

Jewelry Watches & Gems - 1.6%
Fossil, Inc.*	66,300	2,051,322

Machinery - Agricultural - 1.4%
Deere & Co.	28,600	1,846,130

Medical & Dental - Instruments & Supplies - 2.2%
Biomet, Inc.	40,600	1,903,328
Stryker Corp.	19,300	927,944
		2,831,272

Metal Fabricating - 1.0%
Lone Star Technologies, Inc.*	35,400	1,338,120

Multi-Sector Companies - 1.1%
3M Co.	17,700	1,415,469

Office Furniture & Business Equipment - 1.4%
Canon, Inc. (ADR)	6,900	325,404
Lexmark International, Inc.*	11,400	957,714
Xerox Corp.*	35,200	495,616
		1,778,734

Oil - Crude Producers - 1.1%
Chesapeake Energy Corp.	39,800	630,034
XTO Energy, Inc.	23,500	763,280
		1,393,314

Radio & Television Broadcasters - 1.7%
Univision Communications, Inc.*	68,900	$2,177,929

Recreational Vehicles & Boats - 1.5%
Harley-Davidson, Inc.	31,500	1,872,360

Restaurants - 2.0%
Starbucks Corp.*	56,200	2,554,852

Retail - 7.6%
Best Buy Co., Inc.	9,800	531,552
Costco Wholesale Corp.	45,400	1,886,824
Fastenal Co.	38,700	2,229,120
Home Depot, Inc.	63,400	2,485,280
Lowe's Co.'s, Inc.	9,500	516,325
Nordstrom, Inc.	33,500	1,281,040
Staples, Inc.	24,700	736,554
		9,666,695

Securities Brokers & Services - 0.9%
E*Trade Financial Corp.*	104,600	1,194,532

Services - Commercial - 3.3%
eBay, Inc.*	25,600	2,353,664
Korn / Ferry International*	104,300	1,901,389
		4,255,053

Soaps & Household Chemicals - 0.8%
Procter & Gamble Co.	19,300	1,044,516

Telecommunications Equipment - 4.9%
Research In Motion Ltd.*	55,700	4,252,138
Telefonaktiebolaget LM Ericsson (ADR)*	63,000	1,968,120
		6,220,258

Transportation Miscellaneous - 0.9%
United Parcel Service, Inc., Class B	14,600	1,108,432

Utilities - Gas Distribution - 0.4%
Kinder Morgan, Inc.	7,800	489,996

Utilities - Telecommunications - 5.4%
America Movil, SA de CV (ADR)	21,000	819,630
Deutsche Telekom AG (ADR)*	10,200	190,332
Nextel Communications, Inc.*	74,000	1,764,160
SBC Communications, Inc.	84,700	2,197,965
Western Wireless Corp.*	74,900	1,925,679
		6,897,766

Total Equity Securities (Cost $114,637,747)		125,668,010

	Principal
Certificates of Deposit - 0.1%	Amount	Value
ShoreBank & Trust Co., 1.20%, 2/11/05 (b)(k)	$100,000	$99,902

Total Certificate of Deposit (Cost $100,000)		99,902

U.S. Government Agencies And Instrumentalities- 7.6%
Federal Home Loan Bank Discount Notes, 10/1/04	9,700,000	9,700,000

Total U.S. Government Agencies and
Instrumentalities (Cost $9,700,000)		9,700,000

TOTAL INVESTMENTS (Cost $124,437,747) - 105.9%		135,467,912
Other assets and liabilities, net - (5.9%)		(7,504,123)
Net Assets - 100%		$127,963,789

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock,
250,000,000 shares of $0.01 par value authorized for Class A,
Class B, Class C and Class I combined:
Class A: shares outstanding 4,012,488		$93,780,172
Class B: shares outstanding 537,556		11,678,756
Class C: shares outstanding 479,300		10,833,814
Class I: shares outstanding 251,671		7,925,939
Accumulated net realized gain (loss) on investments		(7,285,057)
Net unrealized appreciation (depreciation) on investments		11,030,165

Net Assets		$127,963,789

Net Asset Value Per Share
Class A (based on net assets of $97,781,255)		$24.37
Class B (based on net assets of $12,614,266)		$23.47
Class C (based on net assets of $11,288,415)		$23.55
Class I (based on net assets of $6,279,853)		$24.95

Abbreviations:

ADR: American Depository Receipt

* Non-income producing.

(b) This security was valued by the board of trustees. See note A.

(k)These certificates of deposit are fully insured by agencies of the federal government.

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $3,519)	$439,293
Interest income	38,949
Total investment income	478,242

Expenses:
Investment advisory fee	163,880
Investment subadvisory fee:
Base fee	294,985
Performance adjustment	69,708
Transfer agency fees and expenses	216,114
Distribution Plan expenses:
Class A	115,863
Class B	82,930
Class C	61,324
Directors' fees and expenses	21,009
Administrative fees	126,323
Accounting fees	45,468
Custodian fees	25,118
Registration fees	59,502
Reports to shareholders	17,947
Professional fees	31,276
Miscellaneous	3,097
Total expenses	1,334,544
Reimbursement from Advisor:
Class A	(105,381)
Class B	(11,240)
Class C	(7,199)
Class I	(33,456)
Fees paid indirectly	(8,718)
Net expenses	1,168,550

Net Investment Income (Loss)	(690,308)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	344,252
Change in unrealized appreciation or (depreciation)	5,760,700

Net Realized and Unrealized Gain
(Loss) on Investments	6,104,952

Increase (Decrease) in Net Assets
Resulting From Operations	$5,414,644

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($690,308)	($248,433)
Net realized gain (loss)	344,252	(446,097)
Change in unrealized appreciation
or (depreciation)	5,760,700	6,028,949

Increase (Decrease) in Net Assets
Resulting From Operations	5,414,644	5,334,419

Capital share transactions:
Shares sold:
Class A Shares	81,896,431	9,561,406
Class B Shares	8,189,859	2,600,469
Class C Shares	8,946,816	1,471,287
Class I Shares	2,540,953	342,204
Redemption fees:
Class A Shares	4,239	--
Class B Shares	2,693	--
Shares redeemed:
Class A Shares	(5,976,498)	(3,387,990)
Class B Shares	(982,285)	(719,225)
Class C Shares	(684,309)	(457,594)
Class I Shares	(695,356)	(1,078,809)
Total capital share transactions	93,242,543	8,331,748

Total Increase (Decrease) in Net Assets	98,657,187	13,666,167

Net Assets
Beginning of year	29,306,602	15,640,435
End of year	$127,963,789	$29,306,602

Capital Share Activity
Shares sold:
Class A Shares	3,402,566	507,070
Class B Shares	350,529	139,719
Class C Shares	380,779	77,448
Class I Shares	101,450	19,053
Shares redeemed:
Class A Shares	(250,296)	(185,866)
Class B Shares	(42,474)	(40,176)
Class C Shares	(29,457)	(26,517)
Class I Shares	(28,122)	(58,172)
Total capital share activity	3,884,975	432,559

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Large Cap Growth Fund (the "Fund"), a series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Fund sold 6,667 shares ("initial shares") valued at $100,000, to Calvert Asset Management Company, Inc., the Fund's investment advisor. The Fund began operations on October 31, 2000 and offers four separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2004, securities valued at $99,902 or 0.1% of net assets were fair valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert") which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Fund's average daily net assets. Under the terms of the agreement, $99,958 was payable at year end.

Bridgeway Capital Management, Inc., ("BCM") is the Fund's Subadvisor. BCM receives a subadvisory fee, paid by the Fund. For its services, BCM receives a base annual fee, payable monthly, of .45% of the Fund's average daily net assets. BCM may earn (or have its base fee reduced by) a performance fee adjustment of plus or minus .25%, based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 500 Index, the Fund's benchmark. For purposes of calculating the base fee, net assets are averaged over the most recent month end, and for purposes of calculating the performance fee, net assets are averaged over a rolling one-year performance period. Under the terms of the agreement, $90,261 was payable at year end.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005. The contractual expense cap is 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and .90% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, performance fee adjustments, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, and C, and .10% for Class I based on their average daily net assets. Under the terms of the agreement, $19,145 was payable at year end.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement, $37,176 was payable at year end.

The Distributor received $145,772 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2004.

Calvert Shareholder Services, Inc. ("CSSI") is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $63,444 for the year ended September 30, 2004. Under the terms of the agreement, $7,713 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of Calvert Impact Fund, Inc., who is not affiliated with the Advisor receives an annual fee of $5,000 that is allocated to each of the funds served.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $126,229,220 and $35,735,960, respectively.

The cost of investments owned at September 30, 2004 for federal income tax purposes was $124,538,145. Net unrealized appreciation aggregated $10,929,767 of which $13,525,267 related to appreciated securities and $2,595,500 related to depreciated securities.

Net realized capital loss carryforward for federal income tax purposes of $3,459,944 and $3,057,676 at September 30, 2004 may be utilized to offset future capital gains until expiration in September 2010 and September 2011, respectively.

The Fund intends to elect to defer post-October losses of $667,039 to fiscal year ending September 30, 2005. Such losses if unutilized will expire in 2013.

As of September 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital loss carryforward	($6,517,620)
Unrealized appreciation (depreciation)	10,929,767
$4,412,147

Reclassifications, as shown in the table below, have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers as applicable) under income tax law and regulations. The primary permanent differences causing such reclassifications are due to the disallowance of net operating losses.

Undistributed net investment income	$690,308
Paid in capital	(690,308)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and post-October losses.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2004. For the year ended September 30, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$15,525	1.53%	$1,894,005	January 2004

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$21.09	$16.25	$19.19
Income from investment operations
Net investment income	(.10)	(.16)	(.10)
Net realized and unrealized gain (loss)	3.38	5.00	(2.84)
Total from investment operations	3.28	4.84	(2.94)
Total increase (decrease) in net asset value	3.28	4.84	(2.94)
Net asset value, ending	$24.37	$21.09	$16.25

Total return*	15.55%	29.78%	(15.32%)
Ratios to average net assets:
Net investment income	(.87%)	(1.07%)	(.64%)
Total expenses	1.85%	2.53%	2.48%
Expenses before offsets	1.62%	1.70%	1.42%
Net expenses	1.61%	1.68%	1.39%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$97,781	$18,139	$8,758

	Periods Ended
	September 30	June 30,
Class A Shares	2001##	2001#
Net asset value, beginning	$23.27	$29.87
Income from investment operations
Net investment income	(.02)	(.08)
Net realized and unrealized gain (loss)	(4.06)	(6.52)
Total from investment operations	(4.08)	(6.60)
Total increase (decrease) in net asset value	(4.08)	(6.60)
Net asset value, ending	$19.19	$23.27

Total return*	(17.53%)	(22.10%)
Ratios to average net assets:
Net investment income	(.61%) (a)	(.54%) (a)
Total expenses	2.62% (a)	3.02% (a)
Expenses before offsets	1.39% (a)	1.42% (a)
Net expenses	1.30% (a)	1.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$6,915	$7,318

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$20.50	$15.96	$19.04
Income from investment operations
Net investment income (loss)	(.29)	(.28)	(.25)
Net realized and unrealized gain (loss)	3.26	4.82	(2.83)
Total from investment operations	2.97	4.54	(3.08)
Total increase (decrease) in net asset value	2.97	4.54	(3.08)
Net asset value, ending	$23.47	$20.50	$15.96

Total return*	14.49%	28.45%	(16.18%)
Ratios to average net assets:
Net investment income (loss)	(1.89%)	(2.07%)	(1.64%)
Total expenses	2.76%	3.51%	3.61%
Expenses before offsets	2.62%	2.70%	2.42%
Net expenses	2.61%	2.68%	2.39%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$12,614	$4,705	$2,074

	Periods Ended
	September 30,	June 30,
Class B Shares	2001##	2001#
Net asset value, beginning	$23.15	$29.87
Income from investment operations
Net investment income (loss)	(.05)	(.21)
Net realized and unrealized gain (loss)	(4.06)	(6.51)
Total from investment operations	(4.11)	(6.72)
Total increase (decrease) in net asset value	(4.11)	(6.72)
Net asset value, ending	$19.04	$23.15

Total return*	(17.75%)	(22.50%)
Ratios to average net assets:
Net investment income (loss)	(1.60%) (a)	(1.55%) (a)
Total expenses	4.19% (a)	6.17% (a)
Expenses before offsets	2.39% (a)	2.42% (a)
Net expenses	2.30% (a)	2.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$1,445	$1,372

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$20.59	$16.02	$19.12
Income from investment operations
Net investment income (loss)	(.24)	(.26)	(.24)
Net realized and unrealized gain (loss)	3.20	4.83	(2.86)
Total from investment operations	2.96	4.57	(3.10)
Total increase (decrease) in net asset value	2.96	4.57	(3.10)
Net asset value, ending	$23.55	$20.59	$16.02

Total return*	14.38%	28.53%	(16.21%)
Ratios to average net assets:
Net investment income (loss)	(1.88%)	(2.08%)	(1.64%)
Total expenses	2.74%	3.78%	3.96%
Expenses before offsets	2.62%	2.70%	2.42%
Net expenses	2.61%	2.68%	2.39%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$11,288	$2,635	$1,234

	Periods Ended
	September 30,	June 30,
Class C Shares	2001##	2001#
Net asset value, beginning	$23.24	$29.87
Income from investment operations
Net investment income (loss)	(.06)	(.21)
Net realized and unrealized gain (loss)	(4.06)	(6.42)
Total from investment operations	(4.12)	(6.63)
Total increase (decrease) in net asset value	(4.12)	(6.63)
Net asset value, ending	$19.12	$23.24

Total return*	(17.73%)	(22.20%)
Ratios to average net assets:
Net investment income (loss)	(1.62%) (a)	(1.50%) (a)
Total expenses	5.14% (a)	5.75% (a)
Expenses before offsets	2.39% (a)	2.42% (a)
Net expenses	2.30% (a)	2.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$691	$743

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$21.46	$16.44	$19.30
Income from investment operations
Net investment income (loss)	(.06)	(.10)	(.01)
Net realized and unrealized gain (loss)	3.55	5.12	(2.85)
Total from investment operations	3.49	5.02	(2.86)
Total increase (decrease) in net asset value	3.49	5.02	(2.86)
Net asset value, ending	$24.95	$21.46	$16.44

Total return*	16.26%	30.54%	(14.82%)
Ratios to average net assets:
Net investment income (loss)	(.30%)	(.46%)	(.05%)
Total expenses	1.72%	2.07%	1.81%
Expenses before offsets	1.02%	1.10%	.82%
Net expenses	1.01%	1.08%	.79%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$6,280	$3,828	$3,574

		Periods Ended
	September 30,	June 30,	June 30,
Class I Shares	2001##	2001	2000
Net asset value, beginning	$23.37	$36.09	$26.45
Income from investment operations
Net investment income	--	.01	(.12)
Net realized and unrealized gain (loss)	(4.07)	(9.12)	10.03
Total from investment operations	(4.07)	(9.11)	9.91
Distributions from
Net realized gain	--	(3.61)	(.27)
Total distributions	--	(3.61)	(.27)
Total increase (decrease) in net asset value	(4.07)	(12.72)	9.64
Net asset value, ending	$19.30	$23.37	$36.09

Total return*	(17.42%)	(27.80%)	37.60%
Ratios to average net assets:
Net investment income (loss)	(.02%) (a)	.02%	(.37%)
Total expenses	2.13% (a)	2.05%	2.13%
Expenses before offsets	.79% (a)	1.10%	1.50%
Net expenses	.70% (a)	1.06%	1.50%
Portfolio turnover	31%	122%	71%
Net assets, ending (in thousands)	$5,043	$6,208	$7,385

(a) Annualized.

* Total return does not reflect deduction of any front-end or deferred sales charge.

# From October 31, 2000 inception.

## Three month audited period.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund on October 31, 2000. For financial reporting purposes, the Bridgeway Social Responsibility Portfolio, which commenced operations on August 5, 1994, has been deemed the accounting survivor. Its operations are combined with that of the Fund since the Fund's inception in presenting the Fund's financial highlights.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The first N-Q filings for this Fund will be for the quarter ending December 31, 2004. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders on the Calvert website at www.calvert.com.

Director and officer information table

# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
INDEPENDENT TRUSTEES/DIRECTORS
REBECCA ADAMSON DOB: 09/10/49	Director	2000	President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country.	9	Tom's of Maine Calvert Foundation
MILES DOUGLAS HARPER, III DOB: 10/16/62	Director	2000	Partner, Gainer Donnelly & Desroches since January 1999. Prior to that Mr. Harper was Vice President, Wood, Harper, PC.	3	Bridgeway Funds
JOY V. JONES DOB: 07/02/50	Director	2000	Attorney and entertainment manager in New York City.	9
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK DOB: 08/09/52	Director, President & Chair	2000	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	38	Calvert Foundation
D. WAYNE SILBY, Esq. DOB: 07/20/48	Director	2000	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a venture capital firm.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
SUSAN WALKER BENDER, Esq. DOB: 01/29/59	Officer	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI DOB: 08/01/59	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT DOB: 10/11/73	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
DANIEL K. HAYES DOB: 09/09/50	Officer	2000	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

CATHERINE P. ROY DOB: 02/02/56	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	2000	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	2000	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	2000	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Additional information about the Fund's Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Large Cap Growth Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt

Money Market Funds

CTFR Money Market Portfolio

Taxable

Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

printed on recycled paper using soy-based inks


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles Harper, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/03		Fiscal Year ended 9/30/04

(a) Audit Fees	$13,200	0%	$13,750	0%
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,200	0%	$5,060	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$15,400	0%	$18,810	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/03		Fiscal Year ended 9/30/04
$	%*	$	% *
$66,000	0%*	$0	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2004.

Item 10. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By: /s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 29, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial Officer

Date: November 24, 2004